Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		$ 481
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		38	$ (43)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax	[1]	21	(41)	$ 50
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[2]	61	(8)	214
Other
Intercompany FVOCI investments		0	0
Accumulated other comprehensive income, end of the period		454	481
Income tax relating to hedges of net investments in foreign operations of other comprehensive income		0	0	2
Net impact related to cash flow hedges		6	(12)	(108)
Income tax relating to net actuarial gains (losses)		(7)	5	(4)
Reserve of exchange differences on translation
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		17	(26)
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		(59)	84
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax		21	(41)
Other
Accumulated other comprehensive income, end of the period		(21)	17	(26)
Reserve of cash flow hedges [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		508	562
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of tax		19	(54)
Other
Accumulated other comprehensive income, end of the period		527	508	562
Net impact related to cash flow hedges		(6)	12
Reserve of remeasurements of defined benefit plans [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(29)	(44)
Employee future benefits
Net actuarial gains (losses) on defined benefit plans, net of tax		(26)	15
Other
Accumulated other comprehensive income, end of the period		(55)	(29)	(44)
Income tax relating to net actuarial gains (losses)		7	5
Other reserves [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(15)	(3)
Other
Change in ownership of TransAlta Renewables		1	4
Intercompany FVOCI investments	[3]	17
Intercompany Available-For-Sale Investments			(16)
Accumulated other comprehensive income, end of the period		$ 3	$ (15)	$ (3)

[1]	(3) Net of income tax expense of nil for the year ended Dec. 31, 2019 (2018 - nil, 2017 - $2 million expense).
[2]	(5) Net of income tax expense of $16 million for the year ended Dec. 31, 2019 (2018 - $1 million recovery, 2017 - $77 million recovery).
[3]	(1) Refer to Note 28 for details on components of, and changes in, accumulated other comprehensive income (loss).